SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 333-63579)
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	□
Post-Effective Amendment No. 41	☒
and
REGISTRATION STATEMENT
(NO. 811-09005)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 44	☒
VANGUARD MASSACHUSETTS
TAX-EXEMPT FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 17th day of April, 2020.
VANGUARD  MASSACHUSETTS TAX-EXEMPT FUNDS
BY:	/s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/s/ Mortimer J. Buckley* Mortimer J. Buckley	Chairman and Chief Executive Officer	April 17, 2020
/s/ Emerson U. Fullwood* Emerson U. Fullwood	Trustee	April 17, 2020
/s/ Amy Gutmann* Amy Gutmann	Trustee	April 17, 2020
/s/ Joseph Loughrey* Joseph Loughrey	Trustee	April 17, 2020
/s/ Mark Loughridge* Mark Loughridge	Trustee	April 17, 2020
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	April 17, 2020
/s/ Deanna Mulligan* Deanna Mulligan	Trustee	April 17, 2020
/s/ André F. Perold* André F. Perold	Trustee	April 17, 2020
/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	April 17, 2020
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	April 17, 2020
/s/ John Bendl* John Bendl	Chief Financial Officer	April 17, 2020
*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see File Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see File Number 811-02554), Incorporated by Reference.

INDEX TO EXHIBITS
XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE
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